Other Transactions with Affiliates. Funds with partnership status for federal income tax purposes may not be eligible for beneficial withholding rates, available to RICs, in certain foreign jurisdictions. JNAM has agreed to reimburse these Funds for an amount equal to the additional tax withheld. These amounts are included in Foreign taxes withheld on the Statements of Operations. The Funds could also experience delays in receipt of tax reclaim payments due to their partnership status, as compared to the timing experienced by funds with RIC status for federal income tax purposes. JNAM has agreed to contribute to these Funds an amount equal to the outstanding tax reclaims, within the timeframe the Funds would have received payment under RIC status. The Funds will then reimburse JNAM once the reclaim payments are received from the foreign tax authorities. Amounts paid to the Funds by JNAM due to delayed tax reclaim receipts are included in Payable to affiliates on the Statements of Assets and Liabilities.
For the year ended December 31, 2024, transactions between the Funds and JNAM, related to foreign tax reclaims, due to the Funds' partnership status for federal income tax purposes, are as follows (in thousands):
Fund	Gross Payments From JNAM ($)	Reclaimed Amounts Refunded to JNAM ($)	Reclaimed Amounts Payable to JNAM ($)	Net Withholdings Tax Reimbursed from JNAM ($)
JNL Growth Allocation Fund	47	—	47	—
JNL Multi-Manager Alternative Fund	90	—	18	72
JNL Multi-Manager Mid Cap Fund	57	—	3	54
JNL Multi-Manager U.S. Select Equity Fund	21	—	—	21
JNL/AB Sustainable Global Thematic Fund	3	—	3	—
JNL/BlackRock Global Allocation Fund	1,267	71	1,196	—
JNL/BlackRock Global Natural Resources Fund	212	127	85	—
JNL/BlackRock Large Cap Select Growth Fund	108	44	64	—
JNL/ClearBridge Large Cap Growth Fund	18	—	—	18
JNL/DFA U.S. Core Equity Fund	(2)	—	—	(2)
JNL/First Sentier Global Infrastructure Fund	131	16	115	—
JNL/Franklin Templeton Income Fund	104	—	104	—
JNL/GQG Emerging Markets Equity Fund	343	59	171	113
JNL/Invesco Diversified Dividend Fund	214	58	156	—
JNL/Invesco Global Growth Fund	1,356	346	835	175
JNL/JPMorgan Global Allocation Fund	501	63	376	62
JNL/JPMorgan MidCap Growth Fund	(43)	—	—	(43)
JNL/Mellon World Index Fund	183	22	99	62
JNL/MFS Mid Cap Value Fund	77	—	77	—
JNL/Newton Equity Income Fund	352	—	—	352
JNL/RAFI Multi-Factor U.S. Equity Fund	(7)	—	—	(7)
JNL/T. Rowe Price Balanced Fund	230	30	159	41
JNL/T. Rowe Price Capital Appreciation Fund	(17)	—	—	(17)
JNL/T. Rowe Price Growth Stock Fund	98	—	101	(3)
JNL/T. Rowe Price Mid-Cap Growth Fund	1	—	—	1
JNL/T. Rowe Price Value Fund	207	23	184	—
JNL/WMC Balanced Fund	204	203	1	—
JNL/WMC Equity Income Fund	159	87	72	—
JNL/WMC Global Real Estate Fund	181	44	78	59
JNL/WMC Value Fund	46	—	—	46